VAT AND OTHER TAXES PAYABLE (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
VAT AND OTHER TAXES PAYABLE
VAT payable	$ 162,034	$ 107,146
Surcharge and fees	21,339	312
Income tax payable	23,979	204
Total VAT and Other Taxes Payable	$ 207,352	$ 107,662